Summary of Principal Accounting Policies - Additional Information (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
	Apr. 30, 2018	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 30, 2022
Significant Accounting Policies [Line Items]
Consolidated assets		¥ 11,798,135		¥ 10,889,789		$ 1,710,568
Cash and cash equivalents		¥ 4,403,915		¥ 3,404,603	¥ 5,005,211	638,508
Account receivable balance due		1 year	1 year	1 year
Deferred revenue recognized		¥ 54,800		¥ 67,800	91,700
Revenue, Practical Expedient, Financing Component [true false]		true	true
Government subsidies		¥ 129,521	$ 18,779	115,939	113,356
Foreign currency exchange rate, translation							6.8972
Operating lease right-of-use assets, net		168,192		223,652		24,386
Gain (Loss) on Sale of Loans and Leases		0
Fair value gain		105,856
Decrease in Noah's equity by acquiring equity interests from non-controlling interests for cash considerations				178,800
Total revenues		¥ 3,128,877	$ 453,644	¥ 4,326,600	3,324,712
Mainland China
Significant Accounting Policies [Line Items]
VAT rate one (as a percent)	3.00%
VAT rate two (as a percent)	6.00%
VAT rate three (as a percent)	9.00%
VAT rate four (as a percent)	13.00%
Primary VAT rate applicable to VIEs	6.00%
Investments Member | Product Concentration Risk | Net Revenue
Significant Accounting Policies [Line Items]
Concentration risk percentage		11.10%	11.10%	11.40%
Consolidated Fund
Significant Accounting Policies [Line Items]
Cash and cash equivalents		¥ 11,455		¥ 24,806
Variable Interest Entity, Primary Beneficiary [Member]
Significant Accounting Policies [Line Items]
Consolidated assets		3,587,320		3,332,970		520,113
Cash and cash equivalents		1,566,729		1,181,479		227,154
Operating lease right-of-use assets, net		13,598		15,031		$ 1,972
Total revenues		1,289,672	$ 186,984	1,514,458	984,744
Operating cost and expenses		586,993	$ 85,106	¥ 867,215	¥ 524,913
Variable Interest Entity, Primary Beneficiary [Member] | Asset Pledged as Collateral [Member]
Significant Accounting Policies [Line Items]
Consolidated assets		¥ 0
Variable Interest Entity, Primary Beneficiary [Member] | Credit Concentration Risk | Net Revenue
Significant Accounting Policies [Line Items]
Percentage of net revenue		41.40%	41.40%	35.10%	29.60%
Variable Interest Entity, Primary Beneficiary [Member] | Credit Concentration Risk | Net Income (Loss)
Significant Accounting Policies [Line Items]
Percentage of net income		66.40%	66.40%	36.20%	47.20%
Variable Interest Entity, Primary Beneficiary [Member] | Credit Concentration Risk | Total Assets
Significant Accounting Policies [Line Items]
Percentage of total assets		30.40%	30.40%	30.60%
Variable Interest Entity, Primary Beneficiary [Member] | Investments Member
Significant Accounting Policies [Line Items]
Assets, deconsolidation		¥ 757,800
Liabilities, deconsolidation		108,600
Non-controlling interests, deconsolidation		649,200
Intragroup transactions
Significant Accounting Policies [Line Items]
Total revenues		64,419		¥ 38,399	¥ 43,101
Operating cost and expenses		¥ 264,376		¥ 186,962	¥ 141,702
Minimum
Significant Accounting Policies [Line Items]
Ownership percentage in affiliate to represent influence		20.00%	20.00%